Schedule of Investments (Unaudited) December 31, 2025

KraneShares 90% KWEB Defined Outcome January 2027 ETF

	Shares	Value
EXCHANGE - TRADED FUND — 102.1%
Domestic Equity — 102.1%
KraneShares CSI China Internet ETF (A)(B)	114,300	$3,891,915
TOTAL EXCHANGE - TRADED FUND (Cost $3,018,423)		3,891,915

PURCHASED OPTION (C) — 3.9%
TOTAL PURCHASED OPTION (Cost $252,412)		150,076

TOTAL INVESTMENTS — 106.0% (Cost $3,270,835)		4,041,991
OTHER ASSETS LESS LIABILITIES – (6.0)%		(229,829)
NET ASSETS - 100%		$3,812,162

WRITTEN OPTIONS (C) — (6.3)% (Premiums Received $(303,588))		$(238,761)

(A)	For financial information on the KraneShares CSI China Internet ETF, please go to the Fund’s website at https://kraneshares.com/kweb/.
(B)	Affiliated Investment.
(C)	Refer to option table below.

Written options contracts outstanding as of December 31, 2025 were as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTION — 3.9%
Put Options
KWEB US*	1,143	$3,891,915	$27.49	01/15/27	$150,076

WRITTEN OPTION — (6.3)%
Call Options
KWEB US*	(1,143)	$(3,891,915)	$42.76	01/15/27	(238,761)

*	KraneShares CSI China Internet ETF.

Transactions with affiliated companies during the period ended December 31, 2025 are as follows:

Value as of 3/31/2025	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 12/31/2025	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$4,011,159	$26,072	$(44,478)	$(113,570)	$12,732	$3,891,915	$242,324	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-044-0400

Schedule of Investments (Unaudited) December 31, 2025

KraneShares 100% KWEB Defined Outcome January 2027 ETF

	Shares	Value
EXCHANGE - TRADED FUND — 104.6%
Domestic Equity — 104.6%
KraneShares CSI China Internet ETF (A)(B)	86,400	$2,941,920
TOTAL EXCHANGE - TRADED FUND (Cost $2,109,888)		2,941,920

PURCHASED OPTION (C) — 6.9%
TOTAL PURCHASED OPTION (Cost $298,103)		193,484

TOTAL INVESTMENTS — 111.5% (Cost $2,407,991)		3,135,404
OTHER ASSETS LESS LIABILITIES – (11.5)%		(324,215)
NET ASSETS - 100%		$2,811,189

WRITTEN OPTIONS (C) — (11.8)% (Premiums Received $(292,865))		$(332,044)

(A)	For financial information on the KraneShares CSI China Internet ETF, please go to the Fund’s website at https://kraneshares.com/kweb/.
(B)	Affiliated Investment.
(C)	Refer to option table below.

Written options contracts outstanding as of December 31, 2025 were as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTION — 6.9%
Put Options
KWEB US*	864	$2,941,920	$30.54	01/15/27	$193,484

WRITTEN OPTION — (11.8)%
Call Options
KWEB US*	(864)	$(2,941,920)	$36.65	01/15/27	$(332,044)

*	KraneShares CSI China Internet ETF.

Transactions with affiliated companies during the period ended December 31, 2025 are as follows:

Value as of 3/31/2025	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 12/31/2025	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$3,100,008	$—	$(82,411)	$(99,480)	$23,803	$2,941,920	$185,936	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-045-0400

Schedule of Investments (Unaudited) December 31, 2025

Glossary (abbreviations which may be used in preceding Schedule of Investments):

Portfolio Abbreviations

ETF — Exchange-Traded Fund

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